Summary of Significant Accounting Policies - Schedule of Concentration of Risk (Details) - Customer Concentration Risk - Revenue Benchmark	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Customer A
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues	37.00%	14.00%	28.00%		23.00%	11.00%
Customer B
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues	20.00%	22.00%	22.00%	18.00%	10.00%	10.00%
Customer C
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues	13.00%	29.00%	14.00%	23.00%	10.00%	17.00%
Customer D
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues			13.00%		11.00%
Customer E
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues				16.00%	25.00%
Customer F
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues		10.00%				27.00%
Significant Customers
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues	91.00%	75.00%	89.00%	57.00%	79.00%	65.00%